Balance Sheet Components (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Current Assets
Other current assets at
September
 30, 2021 and March 31, 2021 consisted of the following (in thousands):

	September 30, 2021	March 31, 2021
Prepaid expenses	$40,946	$39,544
Trade receivables, net	9,814	11,222
Income tax receivable	2,502	1,803

Other	2,301	1,681

Total other current assets	$55,563	$54,250

Other current assets at March 31, 2021 and 2020 consisted of the following (in thousands):

	March 31, 2021	March 31, 2020
Prepaid expenses	$39,544	$16,344
Receivables for value added tax (VAT) paid	807	5,978
Note receivable	—	5,000
Trade receivables, net	11,222	3,669
Income tax receivable	1,803	632
Other	874	2,140

Total other current assets	$54,250	$33,763

Schedule of Accrued Expenses
Accrued expenses at
September
 30, 2021 and March 31, 2021 consisted of the following (in thousands):

	September 30, 2021	March 31, 2021
Research and development expenses	$42,780	$20,755
Compensation-related expenses	20,965	38,552
Professional services expenses	17,325	10,267
Other general and administrative expenses	23,041	7,362

Total accrued expenses	$104,111	$76,936

Accrued expenses at March 31, 2021 and 2020 consisted of the following (in thousands):

	March 31, 2021	March 31, 2020
Research and development expenses	$20,755	$21,607
Compensation-related expenses	38,552	29,113
Professional services expenses	10,267	5,135
Other general and administrative expenses	7,362	12,766

Total accrued expenses	$76,936	$68,621

Schedule of Other Current Liabilities
Other current liabilities at September 30, 2021 and March 31, 2021 consisted of the following (in thousands):

	September 30, 2021	March 31, 2021
Deferred revenue	$4,389	$5,918
Income tax payable	638	207
Other	5,630	3,037

Total other current liabilities	$10,657	$9,162

Other current liabilities at March 31, 2021 and 2020 consisted of the following (in thousands):

	March 31, 2021	March 31, 2020
Deferred revenue	$5,918	$3,621
Income tax payable	207	1,497
Other	3,037	234

Total other current liabilities	$9,162	$5,352